COMMITMENTS - Operating lease commitments (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Disclosure of commitments [Line Items]
Operating lease commitments	¥ 46,212	¥ 60,159
Not later than one month [member]
Disclosure of commitments [Line Items]
Operating lease commitments	15,423	13,431
After one year and within five years
Disclosure of commitments [Line Items]
Operating lease commitments	¥ 30,789	¥ 46,728